UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[ x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	366 Madison Avenue
		10th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, October 21, 2008
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $106472
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc.                     COM              013817101     1533    67900 SH       SOLE                    19850             48050
Amdocs Ltd.                    COM              G02602103     2295    83830 SH       SOLE                    24390             59440
Amphenol Corporation           COM              032095101     1854    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107      875    18030 SH       SOLE                     4910             13120
Apache Corporation             COM              037411105     1147    11000 SH       SOLE                     3050              7950
Applied Materials              COM              038222105     1609   106350 SH       SOLE                    31000             75350
Arch Coal                      COM              039380100      741    22540 SH       SOLE                     3240             19300
Archer-Daniels-Midl            COM              039483102      990    45180 SH       SOLE                     6410             38770
Barr Pharmaceuticals, Inc.     COM              068306109     3289    50360 SH       SOLE                    13000             37360
Black & Decker                 COM              091797100      892    14690 SH       SOLE                     4540             10150
Canadian Natl. Railway         COM              136375102     2679    56010 SH       SOLE                    16330             39680
Cisco Systems                  COM              17275R102      888    39380 SH       SOLE                     8780             30600
Cognizant Tech Solutions       COM              192444610      909    39800 SH       SOLE                    11100             28700
Computer Sciences Corp.        COM              205363104     1846    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     1125    15362 SH       SOLE                     4197             11165
Constellation Brands           COM              21036P108     1795    83650 SH       SOLE                    23550             60100
Coventry Health Care Inc.      COM              222862104     1965    60380 SH       SOLE                    16330             44050
Devon Energy                   COM              25179m103     1178    12921 SH       SOLE                     4595              8326
Dover Corp.                    COM              260003108     1540    37980 SH       SOLE                    12070             25910
Duke Energy                    COM              26441C105      691    39650 SH       SOLE                    11550             28100
E'Trade Financial Corp.        COM              269246104      634   226600 SH       SOLE                    61250            165350
Ensco                          COM              26874Q100     3075    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     2886    39100 SH       SOLE                    11500             27600
Franklin Resources Inc.        COM              354613101     1184    13440 SH       SOLE                     3640              9800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     2675    47060 SH       SOLE                    12810             34250
Goldman Sachs Group            COM              38141G104     2015    15740 SH       SOLE                     4390             11350
Harley Davidson                COM              412822108      881    23620 SH       SOLE                     6420             17200
Hartford Financial Services Gr COM              416515104      646    15750 SH       SOLE                     4300             11450
Hewlett-Packard                COM              428236103     4089    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     1625    62770 SH       SOLE                    17200             45570
JPMorgan Chase & Co.           COM              46625H100     3105    66480 SH       SOLE                    20340             46140
Jabil Circuit Inc.             COM              466313103     1778   186400 SH       SOLE                    40400            146000
Johnson & Johnson              COM              478160104     1556    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     2605    57720 SH       SOLE                    15710             42010
Kohls Corp.                    COM              500255104     1488    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     2293    33000 SH       SOLE                     9600             23400
Legg Mason Inc.                COM              524901105      750    19700 SH       SOLE                     5350             14350
Lowes                          COM              548661107     1475    62250 SH       SOLE                    18250             44000
McKesson Corp.                 COM              58155Q103     1241    23070 SH       SOLE                     6270             16800
Metlife Inc.                   COM              59156R108     1976    35280 SH       SOLE                    10280             25000
Molex Inc.                     COM              608554101     1327    59100 SH       SOLE                    17300             41800
Monster Worldwide              COM              611742107      532    35700 SH       SOLE                     9750             25950
NVIDIA Corporation             COM              67066G104      703    65650 SH       SOLE                    17750             47900
Nabors Industries              COM              G6359F103     1001    40150 SH       SOLE                    11110             29040
New York Community Bancorp     COM              649445103      563    33550 SH       SOLE                    33550
Noble Energy, Inc.             COM              655044105      567    10200 SH       SOLE                       40             10160
Norfolk Southern               COM              655844108     2122    32050 SH       SOLE                     9350             22700
Oneok Inc. New                 COM              682680103     1324    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     2152    30000 SH       SOLE                     8200             21800
Progressive Corporation        COM              743315103     1147    65940 SH       SOLE                    23440             42500
Prudential                     COM              744320102     3290    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1230    28617 SH       SOLE                     4067             24550
Research In Motion             COM              760975102     1984    29050 SH       SOLE                     7900             21150
Sandisk                        COM              80004C101     1874    95840 SH       SOLE                    26240             69600
Stryker Corporation            COM              863667101     1255    20150 SH       SOLE                     5450             14700
TEVA Pharmaceuticals Ltd.      COM              881624209     2852    62280 SH       SOLE                    18180             44100
Tellabs Inc.                   COM              879664100      741   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     1579    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1409    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103     1070    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     1843    30680 SH       SOLE                     9000             21680
Walgreen Co.                   COM              931422109     1051    33950 SH       SOLE                     9000             24950
Weatherford Int'l.             COM              G95089101      757    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     2188    58300 SH       SOLE                    15800             42500
Western Digital                COM              958102105     1451    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100      868    36720 SH       SOLE                     9970             26750
Zenith National Ins. Corp.     COM              989390109     1770    48300 SH       SOLE                    13000             35300